Schedule of Investments ─ NYLI MacKay Muni Insured ETF

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.3%

Alabama — 2.9%
Alabama State University, Revenue Bonds
Insured: AG
5.500%, due 9/1/45	$2,000,000	$2,094,180
5.750%, due 9/1/50	2,250,000	2,366,912
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	2,200,000	2,270,126
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,500,000	2,548,358
		9,279,576
California — 11.8%
Buellton Union School District, General Obligation Bonds
Insured: AG
4.080%, due 2/1/34(a)	1,305,000	925,741
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AGM
4.000%, due 7/1/39	3,000,000	2,803,507
California Community Choice Financing Authority, Revenue Bonds
Series G
5.000%, due 11/1/55(b)(c)	3,575,000	3,708,828
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	1,958,451
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,800,115
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.020%, due 8/1/30(a)	1,000,000	860,725
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,582,663
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.750%, due 8/1/29(a)	1,050,000	941,352
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.100%, due 8/1/30(a)	1,110,000	951,648
Los Angeles Department of Water & Power, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/55	3,000,000	2,984,457
Series B
5.000%, due 7/1/45	1,085,000	1,089,785
Series E
5.000%, due 7/1/34	655,000	721,030
5.000%, due 7/1/48	1,575,000	1,577,239
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
5.180%, due 6/1/46(a)	$4,000,000	$1,378,722
Oroville Union High School District, General Obligation Bonds
Series 08 Insured: AGM
3.130%, due 8/1/29(a)	1,230,000	1,086,331
River Delta Unified School District School Facilities Improvement District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/45	1,460,000	1,319,400
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	740,186
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	1,803,710
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	800,000	703,726
San Francisco Community College District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 6/15/49	3,000,000	3,107,313
Southern California Public Power Authority, Revenue Bonds
Series C
5.000%, due 7/1/27	660,000	660,948
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
5.270%, due 8/1/41(a)	2,000,000	869,412
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
2.730%, due 8/1/26(a)	1,100,000	1,070,507
		37,645,796
Colorado — 3.8%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,609,608
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,638,105
City of Grand Junction CO Joint Sewer System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/49	3,950,000	3,352,502
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,011,484
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	415,723

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/39	$1,000,000	$1,036,974
		12,064,396
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.810%, due 10/1/37(a)	1,500,000	841,116
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,673,496
		2,514,612
Florida — 4.0%
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,339,180
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	2,792,157
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A-2 Insured: AGM-CR
4.980%, due 10/1/40(a)	1,250,000	592,577
Series AG Insured: AGM-CR
5.110%, due 10/1/41(a)	1,015,000	448,969
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,071,397
Wildwood Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/52	6,375,000	6,381,648
		12,625,928
Idaho — 0.5%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	923,862
5.250%, due 5/1/42	800,000	801,444
		1,725,306
Illinois — 15.0%
Chicago Board of Education, General Obligation Bonds
Series AG Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,075,000	1,106,756
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,884,892
Insured: BAM
5.750%, due 4/1/48	750,000	777,300
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,128,386
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	$1,470,000	$1,508,633
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	3,957,835
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	3,877,080
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,101,402
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,788,373
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	1,949,023
5.500%, due 10/1/42	1,260,000	1,312,193
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: AGC
5.000%, due 12/1/39	4,060,000	4,267,250
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	362,632
4.000%, due 10/1/41	400,000	357,555
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,370,461
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,244,369
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,514,823
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,636,129
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: BAM
5.500%, due 6/1/50	2,700,000	2,803,180
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,845,720
Series B Insured: BAM
5.500%, due 4/1/50	4,000,000	4,095,980
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,032,284

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	$3,765,000	$3,952,145
		47,874,401
Indiana — 3.2%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,518,046
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.700%, due 7/1/49	1,760,000	1,652,184
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	3,810,000	3,912,520
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,159,030
		10,241,780
Iowa — 1.9%
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	855,534
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	1,940,670
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	3,395,000	3,058,522
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	309,855
		6,164,581
Kentucky — 0.9%
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/49	1,455,000	1,418,672
Northern Kentucky University, Revenue Bonds
Series A Insured: AG ST INTERCEPT
3.000%, due 9/1/37	1,805,000	1,513,471
		2,932,143
Louisiana — 0.9%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,532,075
	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/49	$1,500,000	$1,457,188
		2,989,263
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,257,872

Massachusetts — 0.7%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	1,000,000	841,963
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,410,987
		2,252,950
Michigan — 3.4%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,085,048
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,135,624
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,461,753
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,430,658
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/48	3,620,000	3,725,104
		10,838,187
Missouri — 1.2%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,060,071
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.250%, due 4/15/26(a)	1,720,000	1,681,239
		3,741,310
Nebraska — 1.0%
Elkhorn School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/45	2,000,000	1,763,261

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Nebraska (continued)
Omaha Airport Authority, Revenue Bonds
Insured: AGC
5.250%, due 12/15/54	$1,250,000	$1,249,532
		3,012,793
Nevada — 0.7%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	905,971
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,369,033
		2,275,004
New Jersey — 1.2%
Jersey City Municipal Utilities Authority, Revenue Bonds
Series E Insured: BAM MUN GOVT GTD
5.750%, due 10/15/51	1,000,000	1,085,404
5.750%, due 10/15/55	1,665,000	1,800,554
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.500%, due 2/1/51	1,000,000	990,509
		3,876,467
New York — 4.3%
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/42	1,800,000	1,838,553
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	1,910,000	1,711,484
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	868,259
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.420%, due 11/15/36(a)	4,400,000	2,686,410
5.580%, due 11/15/55(a)	1,825,000	344,246
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,330,722
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,093,871
5.250%, due 11/15/41	1,000,000	1,078,155
New York State Dormitory Authority, Revenue Bonds
Insured: AGC
5.250%, due 10/1/42	1,650,000	1,714,756
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	1,050,000	996,379
		13,662,835
	Principal Amount	Value
Municipal Bonds (continued)

North Carolina — 2.3%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 7/1/53	$1,675,000	$1,660,274
Insured: AGM
5.250%, due 7/1/41	1,405,000	1,441,552
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,315,972
North Carolina Turnpike Authority, Revenue Bonds
Series B Insured: AGM
5.310%, due 1/1/53(a)	4,000,000	950,609
		7,368,407
Ohio — 3.1%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,170,428
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	508,221
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/45	2,000,000	2,040,343
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,064,602
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,001,235
		9,784,829
Oregon — 1.4%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
2.910%, due 6/1/26(a)	1,355,000	1,322,629
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AGM
2.500%, due 8/15/35	2,500,000	2,091,514
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
5.210%, due 6/15/43(a)	2,800,000	1,116,050
		4,530,193
Pennsylvania — 5.3%
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,248,863
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AGC
5.000%, due 9/1/44	1,300,000	1,332,891
County of Lehigh PA, Revenue Bonds
Series CR Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,240,976
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGC-CR
4.000%, due 9/1/44	1,040,000	934,093

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	$3,625,000	$3,757,866
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.650%, (0.670*3 Month SOFR + 0.60%), due 7/1/27(b)(c)	55,000	54,473
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,611,885
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,453,171
5.000%, due 9/1/38	1,420,000	1,511,838
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,773,494
		16,919,550
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AGM
3.571%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(b)(c)	370,000	354,616

Rhode Island — 0.7%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGC
5.250%, due 9/15/41	2,000,000	2,114,517

South Carolina — 1.8%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,867,295
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,152,860
5.750%, due 12/1/52	600,000	631,111
		5,651,266
South Dakota — 1.8%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.500%, due 12/1/51	3,080,000	3,163,010
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,377,876
5.500%, due 8/1/47	1,000,000	1,043,740
		5,584,626
	Principal Amount	Value
Municipal Bonds (continued)

Texas — 13.9%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	$3,190,000	$3,284,070
City of Aubrey TX, General Obligation Bonds
Series A Insured: AGC
3.000%, due 2/15/42	2,160,000	1,723,352
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,027,494
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	1,880,000	1,612,200
4.000%, due 9/1/47	1,980,000	1,684,224
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,104,056
2.000%, due 8/15/40	3,000,000	2,033,015
El Paso County Hospital District, General Obligation Bonds
Insured: AGC
5.000%, due 8/15/43	4,230,000	4,298,222
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,913,761
3.000%, due 8/15/41	2,670,000	2,126,943
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,132,890
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,800,831
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,445,104
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/46	855,000	848,586
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.125%, due 3/1/46	1,415,000	1,420,857
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	586,756
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,828,034
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,117,629

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	$1,550,000	$1,659,706
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,215,185
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,104,076
5.500%, due 8/1/42	4,000,000	4,244,361
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,110,830
		44,322,182
Utah — 0.9%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series AG Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	1,966,435
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	993,416
		2,959,851
Virginia — 0.3%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	948,846

Washington — 3.5%
State of Washington, General Obligation Bonds
Series F Insured: NATL
2.600%, due 12/1/26(a)	3,000,000	2,898,357
Washington Health Care Facilities Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 8/15/55(b)(c)	3,000,000	3,238,374
Washington State Housing Finance Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/45	3,500,000	3,445,261
5.250%, due 7/1/55	1,640,000	1,611,691
		11,193,683
West Virginia — 0.3%
West Virginia Economic Development Authority, Revenue Bonds
Series RE
4.700%, due 4/1/36(b)(c)	890,000	892,969

Wisconsin — 2.3%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	750,000	691,328
4.550%, due 5/1/43	1,015,000	979,296
	Principal Amount	Value
Municipal Bonds (continued)

Wisconsin (continued)
5.000%, due 5/1/31	$1,655,000	$1,782,108
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,797,007
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	1,455,000	1,341,374
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
4.350%, due 12/15/37(a)	1,150,000	675,211
		7,266,324
Wyoming — 1.0%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,127,004
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,902,527
		3,029,531
Total Municipal Bonds
(Cost $318,310,312)		309,896,590

	Shares	Value
Short-Term Investment — 1.6%

Money Market Fund — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost $5,178,197)	5,178,197	5,178,197

Total Investments — 98.9% (Cost $323,488,509)		315,074,787
Other Assets and Liabilities, Net — 1.1%		3,455,299
Net Assets — 100.0%		$318,530,086

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 7-day yield at July 31, 2025.

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (continued)

July 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$309,896,590	$—	$309,896,590
Short-Term Investment:
Money Market Fund	5,178,197	—	—	5,178,197
Total Investments in Securities	$5,178,197	$309,896,590	$—	$315,074,787

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.